Goodwill (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-current assets [abstract]
CGU: MAT Software	€ 28,961	€ 28,933	€ 3,241
CGU: e-Prototypy	787	730	743
CGU: ACTech	8,812	8,812	8,812
CGU: OrthoView	4,598	4,505	4,755
CGU: Materialise Motion		1,175	1,175
Total Goodwill	€ 43,158	€ 44,155	€ 18,726	€ 18,599